Restructuring and Asset Impairment Charges, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	$ 3	$ 7
Restructuring and asset impairment charges, total	3	7
2014 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	0
2013 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	5
Restructuring and asset impairment charges, total	100
2013 Actions | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	1
Restructuring and asset impairment charges, total	8
2013 Actions | NA Installation & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0
Restructuring and asset impairment charges, total	35
2013 Actions | NA Installation & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1
Restructuring and asset impairment charges, total	2
2013 Actions | ROW Installation & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(3)	3
Restructuring and asset impairment charges, total	47
2013 Actions | ROW Installation & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	1
Restructuring and asset impairment charges, total	4
2013 Actions | Global Products
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	4	1
Restructuring and asset impairment charges, total	15
2013 Actions | Global Products | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	0
Restructuring and asset impairment charges, total	2
2012 and prior actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	2
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, expected in fiscal 2014	50
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, expected in fiscal 2014	$ 75